Accrued and other liabilities - Changes in Standard Warranty Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Balance at beginning of year	€ 128.4	€ 59.8
Additions for the year	137.1	118.5
Utilization of the reserve	(145.9)	(50.0)
Effect of exchange rates	(0.5)	0.1
Balance at end of year	€ 119.1	€ 128.4